Net Trading and Other Income - Summary of Net Trading and Other Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Trading And Other Income [Abstract]
Net trading and funding of other items by the trading book	£ 205	£ 75	£ 252
Net income from operating lease assets	44	35	46
Net gains on assets designated at fair value through profit or loss	80	253	33
Net (losses)/gains on liabilities designated at fair value through profit or loss	(97)	28	(65)
Net (losses)/gains on derivatives managed with assets/liabilities held at fair value through profit or loss	(17)	(135)	26
Hedge ineffectiveness	5	28	(20)
Net profit on sale of available-for-sale assets	54	115
Other	28	44	11
Net trading and other income	£ 302	£ 443	£ 283